JPMorgan Developed International Value Fund
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Australia — 5.8%
BHP Group Ltd.	381	10,578
BlueScope Steel Ltd.	122	1,773
Glencore plc	806	4,472
Insignia Financial Ltd.	716	1,298
JB Hi-Fi Ltd.	30	1,385
New Hope Corp. Ltd.	355	1,133
Perseus Mining Ltd.	628	1,046
QBE Insurance Group Ltd.	125	1,474
Rio Tinto plc	126	8,207
Ventia Services Group Pty. Ltd.	421	1,212
Vicinity Ltd., REIT	1,195	1,657
Whitehaven Coal Ltd.	262	1,321
		35,556
Austria — 1.0%
ANDRITZ AG	20	1,280
Erste Group Bank AG	40	2,078
OMV AG	29	1,214
Telekom Austria AG	173	1,599
		6,171
Belgium — 0.8%
Ageas SA	25	1,223
KBC Group NV	29	2,222
Proximus SADP	77	558
Solvay SA	32	1,115
		5,118
China — 0.7%
BOC Hong Kong Holdings Ltd.	639	1,859
Yangzijiang Shipbuilding Holdings Ltd.	1,128	2,275
		4,134
Denmark — 1.2%
Carlsberg A/S, Class B	10	1,254
Danske Bank A/S	73	2,216
H Lundbeck A/S	221	1,382
ISS A/S	47	855
Jyske Bank A/S (Registered)	10	833
Sydbank A/S	17	915
		7,455
Finland — 1.6%
Konecranes OYJ	29	2,024
Nokia OYJ	667	2,621
Nordea Bank Abp	45	531
Nordea Bank Abp	248	2,903
UPM-Kymmene OYJ	53	1,739
		9,818

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — 9.1%
AXA SA	140	4,919
BNP Paribas SA	84	5,747
Cie de Saint-Gobain SA	43	3,698
Cie Generale des Etablissements Michelin SCA	69	2,736
Coface SA	85	1,289
Credit Agricole SA	165	2,507
Eiffage SA	12	1,140
Engie SA	198	3,105
Eurazeo SE	15	1,193
Orange SA	170	1,891
Renault SA	45	2,160
Rexel SA	44	1,124
Rubis SCA	39	1,223
SCOR SE	10	214
Societe Generale SA	87	2,257
Television Francaise 1 SA	139	1,221
TotalEnergies SE	155	10,468
Unibail-Rodamco-Westfield, REIT	18	1,351
Vallourec SACA *	100	1,622
Vicat SACA	28	976
Vinci SA	42	4,804
		55,645
Georgia — 0.2%
Bank of Georgia Group plc	21	1,208
Germany — 9.2%
Allianz SE (Registered)	30	8,440
Bayerische Motoren Werke AG	28	2,622
Bilfinger SE	24	1,361
Commerzbank AG	165	2,686
Deutsche Bank AG (Registered)	218	3,394
Deutsche Telekom AG (Registered)	243	6,355
Douglas AG *	47	973
E.ON SE	233	3,273
Freenet AG	21	580
Fresenius SE & Co. KGaA *	58	2,090
Heidelberg Materials AG	23	2,384
Henkel AG & Co. KGaA (Preference)	29	2,462
HOCHTIEF AG	16	1,909
Hornbach Holding AG & Co. KGaA	14	1,140
LEG Immobilien SE	19	1,612
Mercedes-Benz Group AG	63	4,167
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	12	5,731
SAF-Holland SE	76	1,561
Talanx AG	16	1,238

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Traton SE (a)	39	1,244
TUI AG *	137	884
		56,106
Hong Kong — 0.5%
Pacific Basin Shipping Ltd.	3,041	913
Prudential plc	89	802
United Laboratories International Holdings Ltd. (The)	944	1,084
		2,799
Ireland — 1.1%
AerCap Holdings NV	26	2,436
AIB Group plc	260	1,491
Cairn Homes plc	523	1,070
Glenveagh Properties plc * (b)	591	880
Greencore Group plc *	509	1,179
		7,056
Israel — 0.2%
Plus500 Ltd.	45	1,351
Italy — 6.4%
Azimut Holding SpA	22	551
Banca Monte dei Paschi di Siena SpA	229	1,252
Banco BPM SpA	226	1,563
BFF Bank SpA (b)	150	1,693
Buzzi SpA	29	1,124
Danieli & C Officine Meccaniche SpA	43	1,246
Enel SpA	693	4,951
Eni SpA	202	3,229
Generali	104	2,703
Intesa Sanpaolo SpA	1,140	4,629
Iveco Group NV	95	979
Maire SpA	133	1,058
Mediobanca Banca di Credito Finanziario SpA	93	1,503
Pirelli & C SpA (b)	196	1,227
Poste Italiane SpA (b)	126	1,710
Saipem SpA *	773	1,835
UniCredit SpA	116	4,784
Unipol Gruppo SpA	195	2,096
Webuild SpA	433	1,133
		39,266
Japan — 19.9%
Asahi Group Holdings Ltd.	62	2,279
Cosmo Energy Holdings Co. Ltd.	40	2,163
Credit Saison Co. Ltd.	89	2,054
Dai-ichi Life Holdings, Inc.	81	2,479
ENEOS Holdings, Inc.	411	2,152
Furukawa Electric Co. Ltd.	41	1,133

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Gunma Bank Ltd. (The)	202	1,369
Hitachi Ltd.	57	1,232
Hokkaido Electric Power Co., Inc.	167	1,138
Honda Motor Co. Ltd.	374	3,994
Idemitsu Kosan Co. Ltd.	240	1,578
Inpex Corp.	135	2,078
Isuzu Motors Ltd.	115	1,554
ITOCHU Corp.	96	4,944
Japan Airlines Co. Ltd.	66	1,071
JFE Holdings, Inc.	123	1,797
Kamigumi Co. Ltd.	55	1,243
Kandenko Co. Ltd.	85	1,147
Kansai Electric Power Co., Inc. (The)	117	2,001
Kansai Paint Co. Ltd.	65	1,068
Komatsu Ltd.	93	2,630
Marubeni Corp.	162	3,043
Mitsubishi Corp.	94	1,941
Mitsubishi UFJ Financial Group, Inc.	825	9,531
Mitsui & Co. Ltd.	137	3,188
Mitsui Fudosan Co. Ltd.	304	3,149
Mizuho Financial Group, Inc.	203	4,636
Modec, Inc.	63	1,166
MS&AD Insurance Group Holdings, Inc.	155	3,664
Niterra Co. Ltd.	42	1,232
Nomura Real Estate Holdings, Inc.	54	1,512
ORIX Corp.	115	2,782
Osaka Gas Co. Ltd.	94	2,116
Sega Sammy Holdings, Inc.	76	1,234
Sekisui House Ltd.	90	2,253
Shimamura Co. Ltd.	24	1,196
SKY Perfect JSAT Holdings, Inc.	230	1,353
Sojitz Corp.	68	1,609
Sompo Holdings, Inc.	114	2,606
Subaru Corp.	82	1,571
Sumitomo Corp.	117	2,905
Sumitomo Electric Industries Ltd.	118	1,782
Sumitomo Forestry Co. Ltd.	54	2,303
Sumitomo Mitsui Financial Group, Inc.	100	7,221
Sumitomo Realty & Development Co. Ltd.	58	1,930
Tokyo Steel Manufacturing Co. Ltd.	133	1,697
Tokyo Tatemono Co. Ltd.	86	1,505
Toyota Motor Corp.	258	4,962
Toyota Tsusho Corp.	123	2,465
Tsubakimoto Chain Co.	40	1,738
UACJ Corp.	35	1,002
Yokohama Rubber Co. Ltd. (The)	51	1,164
		121,560

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — 2.7%
ABN AMRO Bank NV, CVA (b)	94	1,636
Aegon Ltd.	267	1,731
ASR Nederland NV	29	1,482
ING Groep NV	288	5,226
Koninklijke Heijmans N.V., CVA	78	2,254
NN Group NV	59	2,977
OCI NV	46	1,097
		16,403
Norway — 1.7%
Aker Solutions ASA (b)	231	1,102
DNB Bank ASA	89	1,847
Equinor ASA	99	2,635
Frontline plc	46	1,135
Hoegh Autoliners ASA	125	1,366
Telenor ASA	91	1,084
Wallenius Wilhelmsen ASA	126	1,167
		10,336
Peru — 0.2%
Hochschild Mining plc *	497	1,159
Singapore — 1.7%
DBS Group Holdings Ltd.	74	2,021
Hafnia Ltd.	160	1,265
Oversea-Chinese Banking Corp. Ltd.	336	3,742
United Overseas Bank Ltd.	135	3,281
		10,309
South Africa — 0.6%
Anglo American plc	115	3,491
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	510	5,347
Banco de Sabadell SA	763	1,611
Banco Santander SA	1,273	6,142
Bankinter SA	139	1,188
CaixaBank SA	400	2,331
Tecnicas Reunidas SA *	102	1,268
Unicaja Banco SA (b)	841	1,132
		19,019
Sweden — 2.4%
Ambea AB (b)	185	1,376
Betsson AB, Class B *	84	995
Granges AB	95	1,155
Loomis AB	31	993
NCC AB, Class B	89	1,378
Skandinaviska Enskilda Banken AB, Class A	151	2,326
Storskogen Group AB, Class B	1,103	896

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Svenska Handelsbanken AB, Class A	154	1,558
Swedbank AB, Class A	100	2,132
Tele2 AB, Class B	167	1,715
		14,524
Switzerland — 4.0%
Aryzta AG *	519	995
Novartis AG (Registered)	142	15,823
UBS Group AG (Registered)	37	1,126
Zurich Insurance Group AG	12	6,439
		24,383
United Kingdom — 13.1%
3i Group plc	110	4,422
Aviva plc	292	1,879
Balfour Beatty plc	249	1,346
Barclays plc	1,539	4,603
Beazley plc	140	1,234
Bellway plc	29	1,072
British Land Co. plc (The), REIT	214	1,133
BT Group plc	1,052	1,907
Centrica plc	1,259	2,147
Currys plc *	1,302	1,361
Great Portland Estates plc, REIT	208	938
Harbour Energy plc	272	1,093
Hiscox Ltd.	69	1,133
HSBC Holdings plc	1,502	13,659
IG Group Holdings plc	56	672
Imperial Brands plc	99	2,722
Inchcape plc	120	1,307
International Consolidated Airlines Group SA *	490	1,047
Investec plc	232	1,839
ITV plc	1,379	1,419
J Sainsbury plc	449	1,594
JET2 plc	54	999
Kier Group plc	696	1,448
Land Securities Group plc, REIT	188	1,542
Lloyds Banking Group plc	5,509	4,208
Man Group plc	271	852
Marks & Spencer Group plc	492	2,080
Mitie Group plc	948	1,477
NatWest Group plc	676	3,207
Paragon Banking Group plc	180	1,861
Premier Foods plc	451	1,044
Serco Group plc	374	918
Shaftesbury Capital plc, REIT	504	987
SSE plc	113	2,734
Standard Chartered plc	291	2,874

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Taylor Wimpey plc	756	1,549
Tesco plc	695	2,965
TP ICAP Group plc	422	1,200
		80,472
United States — 9.7%
BP plc	1,309	7,736
GSK plc	109	2,114
Holcim AG	49	4,619
Roche Holding AG	53	17,274
Sanofi SA	19	1,974
Shell plc	465	16,954
Signify NV (b)	35	860
Stellantis NV	129	2,144
Stellantis NV	62	1,035
Swiss Re AG	30	3,732
TI Fluid Systems plc (b)	603	1,021
		59,463
Total Common Stocks (Cost $471,366)		592,802
Short-Term Investments — 3.8%
Investment Companies — 3.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (c) (d)(Cost $22,261)	22,256	22,263
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (c) (d)	1,000	1,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	139	139
Total Investment of Cash Collateral from Securities Loaned (Cost $1,139)		1,139
Total Short-Term Investments (Cost $23,400)		23,402
Total Investments — 100.7% (Cost $494,766)		616,204
Liabilities in Excess of Other Assets — (0.7)%		(4,492)
NET ASSETS — 100.0%		611,712

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $1,120.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	22.1%
Insurance	9.9
Oil, Gas & Consumable Fuels	9.1
Pharmaceuticals	6.4
Metals & Mining	5.9
Automobiles	3.9
Trading Companies & Distributors	3.8
Construction & Engineering	3.1
Capital Markets	2.7
Machinery	2.2
Diversified Telecommunication Services	2.2
Electric Utilities	1.8
Automobile Components	1.7
Real Estate Management & Development	1.6
Household Durables	1.5
Construction Materials	1.5
Multi-Utilities	1.4
Financial Services	1.2
Energy Equipment & Services	1.1
Consumer Staples Distribution & Retail	1.1
Specialty Retail	1.0
Others (each less than 1.0%)	11.0
Short-Term Investments	3.8
Futures contracts outstanding as of July 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	25	09/12/2024	JPY	4,603	(269)
EURO STOXX 50 Index	150	09/20/2024	EUR	7,958	(145)
FTSE 100 Index	50	09/20/2024	GBP	5,372	95
					(319)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$35,556	$—	$35,556
Austria	1,599	4,572	—	6,171
Belgium	—	5,118	—	5,118
China	—	4,134	—	4,134
Denmark	1,382	6,073	—	7,455
Finland	—	9,818	—	9,818

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$55,645	$—	$55,645
Georgia	—	1,208	—	1,208
Germany	973	55,133	—	56,106
Hong Kong	—	2,799	—	2,799
Ireland	5,565	1,491	—	7,056
Israel	1,351	—	—	1,351
Italy	—	39,266	—	39,266
Japan	—	121,560	—	121,560
Netherlands	—	16,403	—	16,403
Norway	2,219	8,117	—	10,336
Peru	—	1,159	—	1,159
Singapore	—	10,309	—	10,309
South Africa	—	3,491	—	3,491
Spain	—	19,019	—	19,019
Sweden	—	14,524	—	14,524
Switzerland	—	24,383	—	24,383
United Kingdom	7,415	73,057	—	80,472
United States	—	59,463	—	59,463
Total Common Stocks	20,504	572,298	—	592,802
Short-Term Investments
Investment Companies	22,263	—	—	22,263
Investment of Cash Collateral from Securities Loaned	1,139	—	—	1,139
Total Short-Term Investments	23,402	—	—	23,402
Total Investments in Securities	$43,906	$572,298	$—	$616,204
Appreciation in Other Financial Instruments
Futures Contracts	$95	$—	$—	$95
Depreciation in Other Financial Instruments
Futures Contracts	(414)	—	—	(414)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(319)	$—	$—	$(319)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (a) (b)	$20,785	$130,098	$128,623	$4	$(1)	$22,263	22,256	$428	$—

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$500	$7,000	$6,500	$— (c)	$— (c)	$1,000	1,000	$35	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	526	18,292	18,679	—	—	139	139	26	—
Total	$21,811	$155,390	$153,802	$4	$(1)	$23,402		$489	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.
(c)	Amount rounds to less than one thousand.